Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Contracted concessional assets	$ 8,549,181	$ 9,084,270
Investments carried under the equity method	53,419	55,784
Other receivables accounts	41,099	37,012
Derivative assets	11,571	8,230
Financial investments	52,670	45,242
Deferred tax assets	136,066	165,136
Total non-current assets	8,791,336	9,350,432
Current assets
Inventories	18,924	17,933
Trade receivables	163,856	186,728
Credits and other receivables	72,539	57,721
Clients and other receivables	236,395	244,449
Financial investments	240,834	210,138
Cash and cash equivalents	631,542	669,387
Total current assets	1,127,695	1,141,907
Total assets	9,919,031	10,492,339
Equity attributable to the Company
Share capital	10,022	10,022
Parent company reserves	2,029,940	2,163,229
Other reserves	95,011	80,968
Accumulated currency translation differences	(68,315)	(18,147)
Retained earnings	(449,274)	(477,214)
Non-controlling interest	138,728	136,595
Total equity	1,756,112	1,895,453
Non-current liabilities
Long-term corporate debt	415,168	574,176
Borrowings	4,081,093	4,413,172
Notes and bonds	745,566	815,745
Long-term project debt	4,826,659	5,228,917
Grants and other liabilities	1,658,126	1,636,060
Related parties	33,675	141,031
Derivative liabilities	279,152	329,731
Deferred tax liabilities	211,000	186,583
Total non-current liabilities	7,423,780	8,096,498
Current liabilities
Short-term corporate debt	268,905	68,907
Borrowings	233,214	215,117
Notes and bonds	31,241	31,174
Short-term project debt	264,455	246,291
Trade payables and other current liabilities	192,033	155,144
Income and other tax payables	13,746	30,046
Total current liabilities	739,139	500,388
Total equity and liabilities	$ 9,919,031	$ 10,492,339